Financial assets - Summary of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current financial assets	€ 1,903	€ 935	[1]
Non-current financial assets	607	412	[1]
Total	2,510	1,347
Derivative financial assets
Disclosure of financial assets [line items]
Current financial assets	53	3
Non-current financial assets	0	0
Total	53	3
Financial securities | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Current financial assets	67	0
Non-current financial assets	38	0
Total	105	0
Financial securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current financial assets	629	413
Non-current financial assets	378	302
Total	1,007	715
Financial securities | Financial assets at amortised cost
Disclosure of financial assets [line items]
Current financial assets	1,087	518
Non-current financial assets	29	110
Total	1,116	628
Financial receivables
Disclosure of financial assets [line items]
Current financial assets	65	0
Non-current financial assets	117	0
Total	182	0
Collateral deposits
Disclosure of financial assets [line items]
Current financial assets	2	1
Non-current financial assets	45	0
Total	€ 47	€ 1

[1]	Refer to Note 3, Scope of consolidation